FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	Financial liabilities as of December 31, 2013 measured at fair value on a recurring basis are summarized below:

	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities	$2,030	$—	$—	$2,030

Schedule of Warrants and Conversion Options, Valuation Assumptions [Table Text Block]	The fair value of the warrants and the conversion options was calculated using a binomial lattice formula with the following weighted average assumptions during the years ended December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Dividend Yield	0.00%	0.00%
Volatility	78.94%	80.34% to 85.43%
Risk-free Interest Rate	0.07%	0.10% -1.71%
Term	0.66 – 0.68 years	0.90 – 3.5 years

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]	The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis for the years ended December 31, 2014 and 2013:

Balance – January 1, 2013	$10,964,006
Aggregate fair value of derivative instruments issued	3,053,272
Transfers out due to the expiration and modification of derivative aspect of financial instrument	(6,384,814)
Change in fair value of derivative liabilities	(7,630,434)
Balance – December 31, 2013	2,030
Change in fair value of derivative liabilities	(2,030)
Balance – December 31, 2014	$—